dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Feb. 09, 2022	Oct. 01, 2019	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Dividends per share
Dividends per share	$ 0.3274		$ 0.3274	$ 0.3162	$ 0.3162	$ 0.3112	$ 0.31120	$ 0.29125		$ 0.29125	$ 1.2710	$ 1.18495
Dividends Declared			$ 449	$ 430	$ 428	$ 404	$ 403	$ 374	$ 372	$ 371	$ 1,711	$ 1,520
Dividend reinvestment in Common Shares											$ 582	$ 524
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)											5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%